Segment Reporting - Summary of Net Loss (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenue		$ 11,867	$ 781	$ 14,856	$ 1,553
Cost of revenue		(10,091)	(476)	(11,222)	(1,039)
Employee costs		(17,175)	(7,520)	(51,498)	(21,392)
Technology costs		(1,499)	(974)	(5,192)	(1,580)
Depreciation and amortization		(364)	(251)	(1,011)	(688)	$ (886)	$ (2,040)
Interest income, net		693	1,273	1,406	1,677
Fair value changes and financing charges		(4,424)	(15,488)	(121,511)	(25,130)
Other items	[1]	(5,265)	(2,952)	(29,436)	(7,904)
Net loss		$ (26,258)	$ (25,607)	$ (203,608)	$ (54,503)	$ (61,195)	$ (87,589)

[1]	“Other items” includes marketing expense, professional fees, income tax expense, facilities costs, transaction costs, foreign exchange gains and losses, credit loss expense, and other overhead expenses.